Liability under insurance contracts	12 Months Ended
Dec. 31, 2020
Liability under insurance contracts [Abstract]
Liability under insurance contracts

27.	Liability under insurance contracts

(a)	Insurance liabilities as of December 31, 2019 and 2020 are as follows:

	2019		2020
Policy reserve	~~W~~	52,086,132	53,391,401
Policyholder’s equity adjustment		77,285	68,829

	~~W~~	52,163,417	53,460,230

(b)	Policy reserve as of December 31, 2019 and 2020 are as follows:

	2019		2020
Interest rate linked	~~W~~	30,058,020	29,977,303
Fixed interest rate		22,028,112	23,414,098

	~~W~~	52,086,132	53,391,401

(c)	The details of policy reserves as of December 31, 2019 and 2020 are as follows:

	2019
	Individual insurance					Group insurance
	Pure endowment		Death	Endowment	Subtotal	Pure protection	Savings	Subtotal	Total
Premium reserve	~~W~~	14,668,777	24,979,936	10,443,287	50,092,000	21,912	60	21,972	50,113,972
Guarantee reserve		29,400	249,845	744	279,989	—	—	—	279,989
Unearned premium reserve		2	945	—	947	291	—	291	1,238
Reserve for outstanding claims		212,641	1,084,472	233,259	1,530,372	16,858	—	16,858	1,547,230
Interest rate difference guarantee reserve		2,158	149	10	2,317	—	—	—	2,317
Mortality gains reserve		8,945	42,173	153	51,271	2	—	2	51,273
Interest gains reserve		24,486	267	17	24,770	—	—	—	24,770
Expense gains reserve		6,211	9,434	1	15,646	—	—	—	15,646
Long term duration dividend reserve		31,202	15,388	13	46,603	—	—	—	46,603
Reserve for policyholder’s profit dividend		2,268	—	—	2,268	—	—	—	2,268
Reserve for losses on dividend insurance contract		826	—	—	826	—	—	—	826

	~~W~~	14,986,916	26,382,609	10,677,484	52,047,009	39,063	60	39,123	52,086,132

	2020
	Individual insurance					Group insurance
	Pure endowment		Death	Endowment	Subtotal	Pure protection	Savings	Subtotal	Total
Premium reserve	~~W~~	14,597,735	26,634,537	9,981,880	51,214,152	18,430	62	18,492	51,232,644
Guarantee reserve		28,168	267,154	762	296,084	—	—	—	296,084
Unearned premium reserve		1	1,640	—	1,641	13	—	13	1,654
Reserve for outstanding claims		240,324	1,111,052	363,688	1,715,064	15,384	—	15,384	1,730,448
Interest rate difference guarantee reserve		1,937	141	9	2,087	—	—	—	2,087
Mortality gains reserve		7,865	37,553	124	45,542	1	—	1	45,543
Interest gains reserve		23,651	256	14	23,921	—	—	—	23,921
Expense gains reserve		6,606	8,336	—	14,942	—	—	—	14,942
Long term duration dividend reserve		28,737	13,775	12	42,524	—	—	—	42,524
Reserve for policyholder’s profit dividend		1,080	—	—	1,080	—	—	—	1,080
Reserve for losses on dividend insurance contract		474	—	—	474	—	—	—	474

	~~W~~	14,936,578	28,074,444	10,346,489	53,357,511	33,828	62	33,890	53,391,401

(d)	Changes in policy reserves

Changes	in policy reserves for the year ended December 31, 2020 are as follows:

	2020
	Insurance contracts with fixed-interest		Insurance contracts with variable-interest	Total
Beginning balance	~~W~~	22,028,112	30,058,020	52,086,132
Reserve (*)		1,385,986	(80,717)	1,305,269

Ending balance	~~W~~	23,414,098	29,977,303	53,391,401

(*)	This is the amount of provision for insurance contract liabilities less changes in reinsurance assets.

(e)	Changes in policy reserves by insurance risk classification

Changes in insurance contract liabilities by insurance risk classification for the year ended December 31, 2020 are as follows:

	2020
	Individual insurance					Group insurance
	Pure endowment		Death	Endowment	Sub-total	Pure protection	Savings	Sub-total	Total
Beginning balance	~~W~~	14,986,916	26,382,609	10,677,484	52,047,009	39,063	60	39,123	52,086,132
Reserve (reversal) (*)		(50,338)	1,691,835	(330,995)	1,310,502	(5,235)	2	(5,233)	1,305,269

Ending balance	~~W~~	14,936,578	28,074,444	10,346,489	53,357,511	33,828	62	33,890	53,391,401

(*)	This is the amount of provision for insurance contract liabilities less changes in reinsurance assets.

(f)	Reinsurance credit risk as of December 31, 2019 and 2020 are as follows:

	2019			2020
	Reinsurance assets		Reinsurance account receivable	Reinsurance assets	Reinsurance account receivable
AAA	~~W~~	11,477	18,192	10,611	47,690
AA- to AA+		34,498	46,302	29,294	23,348
A- to A+		2,287	4,113	2,375	4,018

	~~W~~	48,262	68,607	42,280	75,056

(g)	Income or expenses on insurance for the years ended December 31, 2018, 2019 and 2020 are as follows:

	2018		2019	2020
Insurance income:
Premium income	~~W~~	4,348,745	7,386,854	7,037,308
Reinsurance income		15,222	146,564	152,892
Separate account income		34,771	36,007	57,553

		4,398,738	7,569,425	7,247,753

Insurance expenses:
Claims paid		2,549,147	5,436,069	5,564,875
Reinsurance premium expenses		18,482	165,979	167,215
Provision for policy reserves (*)		1,694,716	1,724,816	1,311,252
Separate account expenses		34,770	36,007	57,553
Discount charge		669	657	1,087
Acquisition costs		454,479	805,508	802,942
Collection expenses		16,046	19,049	18,835
Deferred acquisition costs		(283,665)	(495,534)	(486,972)
Amortization of deferred acquisition costs		385,793	373,800	414,898

		4,870,437	8,066,351	7,851,685

Net loss on insurance	~~W~~	(471,699)	(496,926)	(603,932)

(*)

Interest expenses on savings insurance contracts are included. (Accumulated ~~W~~ 964,816 million as of December 31, 2018, accumulated ~~W~~ 1,907,954 million as of December 31, 2019 and accumulated ~~W~~ 1,866,609 million as of December 31, 2020)

(h)	Maturity of premium reserve as of December 31, 2019 and 2020 are as follows:

	2019
	Less than or equal to 1 year		1 ~ 3 years	3 ~ 7 years	7 ~ 10 years	10 ~ 20 years	More than 20 years	Total
Interest rate linked	~~W~~	845,304	2,079,125	2,118,652	941,413	2,236,313	20,732,909	28,953,716
Fixed interest rate		213,892	329,647	1,032,366	572,153	2,058,859	16,953,339	21,160,256

Ending balance	~~W~~	1,059,196	2,408,772	3,151,018	1,513,566	4,295,172	37,686,248	50,113,972

	2020
	Less than or equal to 1 year		1 ~ 3 years	3 ~ 7 years	7 ~ 10 years	10 ~ 20 years	More than 20 years	Total
Interest rate linked	~~W~~	929,268	1,944,710	1,819,554	820,964	2,056,906	19,729,536	27,300,938
Fixed interest rate		164,890	418,574	983,635	594,667	2,090,669	19,679,271	23,931,706

Ending balance	~~W~~	1,094,158	2,363,284	2,803,189	1,415,631	4,147,575	39,408,807	51,232,644

(i)	Liability adequacy test, LAT – Shinhan Life Insurance Co., Ltd.

i) Scope

Liability adequacy tests are performed on the premium reserve, unearned premium reserve and guarantee reserve for the contracts held at December 31, 2019 and 2020. The premium reserve considered the amount net level premium reserve less, where appropriate, deferred acquisition cost in accordance with the article 6-3 of Regulation on Supervision of Insurance Business Act.

ii) Output overview

In the debt appraisal system, the insurance premium surplus method is applied to calculate premium deficits.

Premium deficiency refers to deficiency when the amount of accumulated reserve is insufficient due to a decrease in the interest rate after the sale of the product or an increase in the risk rate compared with the expected basic rate at the time of product development.

The insurance premium standard inspection method is a method of calculating the reserve amount based on the present value of total income reflecting the interest rate, the risk rate, the business ratio, the cancellation rate, etc. and the present value of the total expenditure, that is, interest rate(discount rate), business ratio, risk rate, and cancellation rate calculated based on the Group’s own experience, which reflects company-specific characteristics, and does not reflect subjective factors such as management’s willingness to improve management.

iii) The main assumptions and basis for calculation

The main assumptions and basis for calculation used to calculate the current estimation of future cash flows in the liability adequacy test as of December 31, 2019 and 2020 are as follows:

The criteria for liability adequacy test of insurance contracts have been changed for the year ended December 31, 2020. Therefore, the Group applied the change in accounting policies as it has judged that the changed in the criteria for liability adequacy test of insurance contracts would provide more reliable and relevant information about the current estimates of future cash flows. This change in accounting policy has no effect on the consolidated financial statements, but comparative notes have been adjusted.

Assumptions
	January 1, 2019	December 31, 2019	December 31, 2020	Measurement basis
Discount rate	2.10% ~ 7.45%	1.04% ~ 5.79%	1.30% ~ 12.01%	The scenario adding liquidity premium to risk-free rate, which is suggested from Financial Supervisory Service

Mortality rate	2.58% ~ 247.65%	11.36% ~ 497.99%	10.38% ~ 585.90%	Ratio by claims paid per premium paid on risk premium based on experience-based rate by products, collateral of last 5 years.

Operating expense rate	Acquisition cost - The first time : 90.00% ~ 982.70% - From the second time : 0.00% ~ 193.50% Maintenance expense (each case): 207 won ~ 3,531 won Collection expenses (on gross premium): 0.04% ~ 1.10%

Acquisition cost

- The first time :

90.00% ~ 1,022.75%

- From the second time :

0.00% ~ 193.50%

Maintenance expense (each case):

1,229 won ~ 3,332 won Collection expenses (on gross premium):

0.05% ~ 1.27%

Acquisition cost

- The first time :

90.00% ~ 1,022.75%

- From the second time :

0.00% ~ 193.50% Maintenance expense (each case):

1,559 won ~ 4,675 won

Collection expenses (on gross premium):

0.06% ~ 1.28%

Business rate on insurance premium or expenses per contract based on experience-based rate of last 1 year

Surrender ratio	0.95% ~ 48.35%	0.76% ~ 33.03%	0.53% ~ 29.83%	Surrender ratio by elapsed period, classes of sales channel, product of last 5 years

iv) The result of liability adequacy test as of January 1, 2019, December 31, 2019 and 2020 are as follows:

	January 1, 2019
	Provisions for test		LAT base	Premium surplus (loss)
Participating – Fixed interest	~~W~~	589,618	1,382,718	(793,100)
Non- Participating – Fixed interest		6,009,771	2,850,853	3,158,918
Participating – Variable interest		859,858	962,368	(102,510)
Non- Participating – Variable interest		14,008,270	12,532,933	1,475,337
Variable type		143,230	(122,055)	265,285

	~~W~~	21,610,747	17,606,817	4,003,930

	December 31, 2019
	Provisions for test		LAT base	Premium surplus (loss)
Participating – Fixed interest	~~W~~	595,317	1,307,717	(712,400)
Non- Participating – Fixed interest		6,608,221	3,168,333	3,439,888
Participating – Variable interest		900,378	1,039,624	(139,246)
Non- Participating – Variable interest		14,481,697	13,045,229	1,436,468
Variable type		155,751	33,678	122,073

	~~W~~	22,741,364	18,594,581	4,146,783

	December 31, 2020
	Provisions for test		LAT base	Premium surplus (loss)
Participating – Fixed interest	~~W~~	598,793	1,301,878	(703,085)
Non- Participating – Fixed interest		7,230,482	3,543,525	3,686,957
Participating – Variable interest		915,382	1,013,181	(97,799)
Non- Participating – Variable interest		14,456,394	12,882,865	1,573,529
Variable type		165,259	36,127	129,132

	~~W~~	23,366,310	18,777,576	4,588,734

(j)	Liability adequacy test, LAT – Orange Life Insurance Co., Ltd.

i) Scope

Liability adequacy tests are performed on the premium reserve, unearned premium reserve and guarantee reserve for the contracts held at December 31, 2019 and 2020. The premium reserve considered the amount net level premium reserve less, where appropriate, deferred acquisition cost in accordance with the article 6-3 of Regulation on Supervision of Insurance Business Act.

ii) Output overview

In the debt appraisal system, the insurance premium surplus method is applied to calculate premium deficits.

Premium deficiency refers to deficiency when the amount of accumulated reserve is insufficient due to a decrease in the interest rate after the sale of the product or an increase in the risk rate compared with the expected basic rate at the time of product development.

The insurance premium standard inspection method is a method of calculating the reserve amount based on the present value of total income reflecting the interest rate, the risk rate, the business ratio, the cancellation rate, etc. and the present value of the total expenditure, that is, (discount rate), business ratio, risk rate, and cancellation rate calculated based on the Group’s own experience, which reflects company-specific characteristics, and does not reflect subjective factors such as management’s willingness to improve management.

iii) The main assumptions and basis for calculation

The main assumptions and basis for calculation used to calculate the current estimation of future cash flows in the liability adequacy test as of December 31, 2019 and 2020 are as follows:

The criteria for liability adequacy test of insurance contracts have been changed for the year ended December 31, 2020. Therefore, the Group applied the change in accounting policies as it has judged that the changed in the criteria for liability adequacy test of insurance contracts would provide more reliable and relevant information about the current estimates of future cash flows. This change in accounting policy has no effect on the consolidated financial statements, but comparative notes have been adjusted.

Assumptions
	January 1, 2019	December 31, 2019	December 31, 2020	Measurement basis
Discount rate	1.95% ~ 8.57%	1.26% ~ 10.60%	0.79% ~ 10.54%	The scenario adding liquidity premium to risk-free rate, which is suggested from Financial Supervisory Service

Mortality rate	20.00% ~ 210.00%	20.00% ~ 255.00%	15.00% ~ 255.00%	Ratio by claims paid per premium paid on risk premium based on experience-based rate by products, collateral of last 5 years.

Operating expense rate

Acquisition cost (each case):

9,000 won ~ 959,000 won

- Proportional to annualized premium:

0.64% ~ 7.05%

Maintenance expense (each case):

2,000 won ~ 34,500 won

- Proportional to premium income:

0.48% ~ 0.60%

- Proportional to surrender value:

0.12%

Acquisition cost (each case):

5,500 won ~ 1,227,000 won

- Proportional to annualized premium:

0.00% ~ 12.55%

Maintenance expense (each case):

50 won ~ 32,500 won

- Proportional to premium income:

0.42% ~ 3.45%

- Proportional to surrender value:

0.12%

Acquisition cost (each case):

0 won ~ 1,547,000 won

- Proportional to annualized premium:

0.00% ~ 15.99%

Maintenance expense (each case):

0 won ~ 36,000 won

- Proportional to premium income:

0.12% ~ 0.85%

- Proportional to surrender value:

0.12%

Based on the recent one-year experience statistics, the Company reflects the company’s future business cost policy to calculate the unit business cost by cost driver by division (new contract cost / maintenance cost) and sales channel. However, temporary expenses incurred unusually is excluded.

Surrender ratio	0.00% ~ 50.00%	0.00% ~ 50.00%	0.00% ~ 61.00%	Based on experience statistics for the last five years or more, annual premiums are calculated based on product group, payment method, channel, and elapsed period. Payment status (full payment and pension initiation) and tax benefits are included.

iv) The result of liability adequacy test as of January 1, 2019, December 31, 2019 and 2020 are as follows:

	January 1, 2019
	Provisions for test		LAT base	Premium surplus (loss)
Participating:
Fixed interest	~~W~~	688,330	644,225	44,105
Variable interest		1,097,211	1,472,060	(374,849)

		1,785,541	2,116,285	(330,744)

Non- Participating:
Fixed interest		8,603,714	5,070,060	3,533,654
Variable interest		9,380,809	8,806,781	574,028
Performance allocation type		(98,279)	(1,744,683)	1,646,404

		17,886,244	12,132,158	5,754,086

	~~W~~	19,671,785	14,248,443	5,423,342

	December 31, 2019
	Provisions for test		LAT base	Premium surplus (loss)
Participating:
Fixed interest	~~W~~	716,607	697,291	19,316
Variable interest		1,134,245	1,620,247	(486,002)

		1,850,852	2,317,538	(466,686)

Non- Participating:
Fixed interest		9,296,542	5,150,200	4,146,342
Variable interest		9,236,730	8,924,855	311,875
Performance allocation type		(54,457)	(1,692,928)	1,638,471

		18,478,815	12,382,127	6,096,688

	~~W~~	20,329,667	14,699,665	5,630,002

	December 31, 2020
	Provisions for test		LAT base	Premium surplus (loss)
Participating:
Fixed interest	~~W~~	745,614	694,536	51,078
Variable interest		1,174,807	1,649,073	(474,266)

		1,920,421	2,343,609	(423,188)

Non- Participating:
Fixed interest		10,061,004	4,810,110	5,250,894
Variable interest		9,190,507	8,743,848	446,659
Performance allocation type		(15,032)	(1,589,500)	1,574,468

		19,236,479	11,964,458	7,272,021

	~~W~~	21,156,900	14,308,067	6,848,833